Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.95%
Aerospace & Defense–2.89%
Carpenter Technology Corp.	50,263	$19,811,161
Embraer S.A., ADR (Brazil)	80,352	4,768,088
Karman Holdings, Inc.(b)(c)	128,797	10,310,200
Kratos Defense & Security Solutions, Inc.(b)	139,053	9,804,627
		44,694,076
Apparel Retail–1.22%
Boot Barn Holdings, Inc.(b)(c)	128,740	18,842,386
Apparel, Accessories & Luxury Goods–0.67%
Gildan Activewear, Inc. (Canada)	185,943	10,347,728
Application Software–0.73%
Cellebrite DI Ltd. (Israel)(b)	309,517	4,265,144
InterDigital, Inc.	23,470	7,087,940
		11,353,084
Asset Management & Custody Banks–0.67%
Galaxy Digital, Inc.(b)	328,303	6,057,190
StepStone Group, Inc., Class A	91,386	4,360,940
		10,418,130
Automotive Parts & Equipment–0.76%
Phinia, Inc.	172,275	11,790,501
Biotechnology–9.14%
Arrowhead Pharmaceuticals, Inc.(b)	127,383	7,986,914
Ascendis Pharma A/S, ADR (Denmark)(b)	57,530	13,158,837
BridgeBio Pharma, Inc.(b)(c)	396,188	29,420,921
Cogent Biosciences, Inc.(b)	441,663	16,999,609
Cytokinetics, Inc.(b)	82,519	5,438,827
Halozyme Therapeutics, Inc.(b)	184,214	11,905,751
Ionis Pharmaceuticals, Inc.(b)	152,122	11,422,841
Madrigal Pharmaceuticals, Inc.(b)(c)	48,858	25,575,697
Protagonist Therapeutics, Inc.(b)(c)	185,455	19,546,957
		141,456,354
Building Products–1.00%
Zurn Elkay Water Solutions Corp.(c)	343,707	15,411,822
Cargo Ground Transportation–1.01%
Saia, Inc.(b)	44,667	15,690,624
Casinos & Gaming–0.95%
Red Rock Resorts, Inc., Class A	277,193	14,791,019
Communications Equipment–1.65%
Applied Optoelectronics, Inc.(b)	157,160	13,294,165
Viavi Solutions, Inc.(b)(c)	367,104	12,217,221
		25,511,386
Construction & Engineering–3.34%
API Group Corp.(b)	762,350	30,890,422
Sterling Infrastructure, Inc.(b)(c)	51,102	20,812,312
		51,702,734
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 1.66%
Atmus Filtration Technologies, Inc.	451,927	$25,655,896
Copper–0.74%
ERO Copper Corp. (Brazil)(b)	428,472	11,427,348
Diversified Metals & Mining–0.90%
MP Materials Corp.(b)	288,963	13,945,354
Electrical Components & Equipment–3.01%
Nextpower, Inc., Class A(b)(c)	141,561	17,065,179
nVent Electric PLC	124,782	14,759,215
Regal Rexnord Corp.	79,221	14,834,924
		46,659,318
Electronic Equipment & Instruments–4.02%
Advanced Energy Industries, Inc.	116,744	37,674,456
Cognex Corp.	226,245	11,083,743
OSI Systems, Inc.(b)(c)	50,570	13,426,841
		62,185,040
Electronic Manufacturing Services–6.92%
Fabrinet (Thailand)(b)(c)	64,843	33,816,921
IPG Photonics Corp.(b)	114,156	13,081,136
Sanmina Corp.(b)	173,939	22,549,452
TTM Technologies, Inc.(b)	387,008	37,702,320
		107,149,829
Environmental & Facilities Services–2.28%
Casella Waste Systems, Inc., Class A(b)	91,329	7,246,043
Clean Harbors, Inc.(b)	97,707	28,015,528
		35,261,571
Financial Exchanges & Data–0.50%
Bullish (Cayman Islands)(b)(c)	215,586	7,702,888
Food Distributors–0.58%
Andersons, Inc. (The)	125,499	9,008,318
Gold–0.94%
Equinox Gold Corp. (Canada)	487,238	7,045,461
Triple Flag Precious Metals Corp. (Canada)	217,208	7,539,290
		14,584,751
Health Care Equipment–1.80%
Glaukos Corp.(b)	143,428	15,441,459
TransMedics Group, Inc.(b)(c)	125,542	12,480,130
		27,921,589
Health Care Facilities–0.88%
Encompass Health Corp.	140,429	13,583,697
Health Care Services–4.70%
BillionToOne, Inc.(b)(c)	60,666	4,788,974
BrightSpring Health Services, Inc.(b)	739,631	31,515,677
Guardant Health, Inc.(b)	297,911	27,518,039
RadNet, Inc.(b)	160,246	8,956,149
		72,778,839
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Health Care Technology–0.26%
Heartflow, Inc.(b)(c)	165,985	$4,038,415
Heavy Electrical Equipment–1.63%
Bloom Energy Corp., Class A(b)	102,664	13,909,945
Forgent Power Solutions, Inc.(b)	389,728	11,407,339
		25,317,284
Homebuilding–1.09%
Cavco Industries, Inc.(b)	17,263	8,360,298
M/I Homes, Inc.(b)	69,309	8,486,887
		16,847,185
Hotels, Resorts & Cruise Lines–1.35%
Travel + Leisure Co.	221,729	15,341,430
Wyndham Hotels & Resorts, Inc.	67,736	5,502,195
		20,843,625
Independent Power Producers & Energy Traders–0.82%
Talen Energy Corp.(b)	39,553	12,626,504
Industrial Machinery & Supplies & Components–7.15%
Enpro, Inc.	90,143	22,594,343
ESCO Technologies, Inc.	123,593	34,775,362
Flowserve Corp.	159,219	11,704,189
RBC Bearings, Inc.(b)	34,616	18,800,642
SPX Technologies, Inc.(b)	114,082	22,809,555
		110,684,091
Interactive Media & Services–0.70%
CarGurus, Inc.(b)	318,686	10,851,258
Investment Banking & Brokerage–3.37%
Evercore, Inc., Class A	83,751	25,000,511
Piper Sandler Cos.	354,716	27,153,510
		52,154,021
Life Sciences Tools & Services–0.42%
Adaptive Biotechnologies Corp.(b)	473,214	6,568,210
Managed Health Care–0.97%
Alignment Healthcare, Inc.(b)	850,869	14,992,312
Oil & Gas Equipment & Services–2.35%
Kodiak Gas Services, Inc.	161,687	9,429,586
TechnipFMC PLC (United Kingdom)	389,197	26,905,188
		36,334,774
Oil & Gas Exploration & Production–3.67%
Antero Resources Corp.(b)	370,831	15,738,067
Chord Energy Corp.	86,960	12,363,973
Matador Resources Co.	195,545	12,354,533
Permian Resources Corp.	764,918	16,308,052
		56,764,625
Oil & Gas Refining & Marketing–1.03%
Par Pacific Holdings, Inc.(b)(c)	191,746	12,010,969
Sunococorp LLC	63,443	3,911,261
		15,922,230
Other Specialty Retail–0.53%
Academy Sports & Outdoors, Inc.	146,856	8,290,021
Packaged Foods & Meats–0.59%
Post Holdings, Inc.(b)(c)	92,918	9,185,873
Shares		Value
Pharmaceuticals–1.76%
Axsome Therapeutics, Inc.(b)	161,105	$27,229,967
Property & Casualty Insurance–0.50%
Palomar Holdings, Inc.(b)	65,047	7,773,117
Regional Banks–0.72%
Bancorp, Inc. (The)(b)	207,907	11,170,843
Restaurants–0.28%
Cava Group, Inc.(b)(c)	52,892	4,278,963
Semiconductor Materials & Equipment–4.40%
MKS, Inc.	134,188	30,837,744
Nova Ltd. (Israel)(b)	66,536	28,895,254
Onto Innovation, Inc.(b)	40,670	8,340,197
		68,073,195
Semiconductors–8.49%
Allegro MicroSystems, Inc.(b)(c)	447,124	14,097,820
Lattice Semiconductor Corp.(b)	321,925	29,861,763
MACOM Technology Solutions Holdings, Inc.(b)	213,128	47,329,335
Rambus, Inc.(b)	84,694	7,286,225
Tower Semiconductor Ltd. (Israel)(b)	187,342	32,874,774
		131,449,917
Specialty Chemicals–1.07%
Element Solutions, Inc.(c)	485,558	16,576,950
Trading Companies & Distributors–1.84%
Applied Industrial Technologies, Inc.	61,805	16,398,103
FTAI Aviation Ltd.	49,255	12,067,475
		28,465,578
Total Common Stocks & Other Equity Interests (Cost $1,160,940,334)		1,516,313,240
Money Market Funds–2.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	11,532,165	11,532,165
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	21,416,875	21,416,875
Total Money Market Funds (Cost $32,949,040)		32,949,040
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $1,193,889,374)		1,549,262,280
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.28%
Invesco Private Government Fund, 3.63%(d)(e)(f)	35,474,744	35,474,744
Invesco Private Prime Fund, 3.80%(d)(e)(f)	92,750,310	92,759,585
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $128,243,245)		128,234,329
TOTAL INVESTMENTS IN SECURITIES–108.36% (Cost $1,322,132,619)		1,677,496,609
OTHER ASSETS LESS LIABILITIES—(8.36)%		(129,424,868)
NET ASSETS–100.00%		$1,548,071,741
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$127,363	$62,617,296	$(51,212,494)	$-	$-	$11,532,165	$83,219
Invesco Treasury Portfolio, Institutional Class	236,527	116,289,263	(95,108,915)	-	-	21,416,875	153,456
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	64,917,107	102,035,549	(131,477,912)	-	-	35,474,744	529,005*
Invesco Private Prime Fund	170,464,924	238,197,539	(315,876,530)	(8,916)	(17,432)	92,759,585	1,427,233*
Total	$235,745,921	$519,139,647	$(593,675,851)	$(8,916)	$(17,432)	$161,183,369	$2,192,913

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,516,313,240	$—	$—	$1,516,313,240
Money Market Funds	32,949,040	128,234,329	—	161,183,369
Total Investments	$1,549,262,280	$128,234,329	$—	$1,677,496,609
Invesco Small Cap Growth Fund